Note 4 - Property and Equipment, net	12 Months Ended
Feb. 02, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4. Property and Equipment, net

Property and equipment (net) consisted of the following:

	Fiscal Year
	2012	2011
	(in thousands)
Construction in progress	$789	$1,236
Computer equipment	13,197	11,042
Machinery and equipment	99	125
Office furniture and store fixtures	18,145	20,190
Leasehold improvements	52,275	55,371
Building	7,559	7,559
Land	500	500
	92,564	96,023
Less: accumulated depreciation and amortization	(56,457)	(53,435)
	$36,107	$42,588

           Depreciation and amortization expense related to property and equipment (including capitalized leases) was approximately $9.6 million (including $0.7 million of accelerated depreciation on early lease terminations), $11.4 million, and $10.7 million for fiscal 2012, fiscal 2011, and fiscal 2010, respectively. In fiscal 2012, approximately $5.9 million of fully depreciated assets no longer in use were written off.

Based upon our impairment analysis of long-lived assets during fiscal 2012 and 2011, we recognized impairment charges of approximately $0.2 million and $0.5 million, respectively, related to under-performing stores. There were no long-lived asset impairment charges recognized for fiscal 2010.